Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables
	December 31, 2020	June 30, 2021

Borrowing from former shareholder (1)	$1,226	$1,084
Payable to merchants of Cheers e-Mall (2)	7,373	8,645
Co-invest online series production fund	793	799
Payroll payables	1,525	1,633
Other payables	374	232
	$11,291	$12,393

(1)	Borrowing from former shareholder represented the loan from Lead Eastern Investment Co., Ltd, who was the related party of the Company until October 26, 2018.

(2)	Payable to merchants of Cheers e-Mall related to cash received on behalf of the merchants in advance, for which the related transactions have not been completed.